(19) REGULATORY CHARGES (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfRegulatoryChargesLineItems [Line Items]
Energy development account - CDE	R$ 0	R$ 262,213
Matching of accounts receivable and payable	2,875
Year 2017 [Member]
DisclosureOfRegulatoryChargesLineItems [Line Items]
Energy development account - CDE	138,135
January 2013 to January 2014 [Member]
DisclosureOfRegulatoryChargesLineItems [Line Items]
Energy development account - CDE	47,429
February to December 2014 [Member]
DisclosureOfRegulatoryChargesLineItems [Line Items]
Energy development account - CDE	R$ 76,649